One International Place, 40th Floor 100 Oliver Street
Boston, MA 02110-2605
+1 617 728 7100 Main
+1 617 426 6567 Fax www.dechert.com

Edwin Batista Associate edwin.batista@dechert.com
+1 617 728 7165 Direct
+1 617 275 8383 Fax

March 5, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 147 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the Prospectus for the Multi-Manager International Equity Fund and Multi-Manager U.S. Small Cap Equity Fund, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on February 26, 2026.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7165.

Sincerely,

/s/ Edwin Batista
Edwin Batista